Employee benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Overfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest income	$ 103	$ 84
Translation adjustment	73	46
Transfers	(27)
Overfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	6,340	3,752
Interest income	429	412
Employer contributions	22	45
Benefits paid	(479)	(534)
Return on plan assets (excluding interest income)	286	(752)
Translation adjustment	320	44
Transfers	(1,261)	3,373
Benefit obligation (Plan assets) as at end of the year	5,657	6,340
Underfunded Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Interest income	1
Transfers	27
Underfunded Pension Plans [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year	339	3,779
Interest income	85	17
Employer contributions	25	14
Benefits paid	(126)	(58)
Return on plan assets (excluding interest income)	44	(31)
Translation adjustment	28	(9)
Transfers	1,261	(3,373)
Effect of changes in the actuarial assumptions	(841)
Benefit obligation (Plan assets) as at end of the year	815	339
Other Benefits [Member] | Plan assets [member]
IfrsStatementLineItems [Line Items]
Benefit obligation (Plan assets) as at beginning of the year
Employer contributions	56	57
Benefits paid	(56)	(57)
Benefit obligation (Plan assets) as at end of the year